UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Back Bay Financial Group, Inc.
Address: 535 Boylston Street, Suite 300
         Boston, MA  02116

13F File Number:  028-13127

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Siefert
Title:     President
Phone:     617-247-0518

Signature, Place, and Date of Signing:

      /s/  Robert Siefert     Boston, MA     July 30, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $59,772 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AUTOMATIC DATA PROCESSING IN   COM              053015103      277     7828 SH       SOLE                     7828        0        0
COLGATE PALMOLIVE CO           COM              194162103      219     3090 SH       SOLE                     3090        0        0
CRA INTL INC                   COM              12618T105      976    35166 SH       SOLE                    35166        0        0
EXXON MOBIL CORP               COM              30231G102      265     3790 SH       SOLE                     3790        0        0
IDENIX PHARMACEUTICALS INC     COM              45166R204       55    15000 SH       SOLE                    15000        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      324     3104 SH       SOLE                     3104        0        0
ISHARES TR                     S&P MIDCAP 400   464287507    12338   213493 SH       SOLE                   213493        0        0
ISHARES TR                     BARCLYS TIPS BD  464287176     1853    18230 SH       SOLE                    18230        0        0
ISHARES TR                     MSCI SMALL CAP   464288273      767    25576 SH       SOLE                    25576        0        0
ISHARES TR                     S&P 500 INDEX    464287200     4326    46842 SH       SOLE                    46842        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      727    22556 SH       SOLE                    22556        0        0
ISHARES TR                     RUSSELL1000VAL   464287598      241     5068 SH       SOLE                     5068        0        0
MIDCAP SPDR TR                 UNIT SER 1       595635103     6685    63542 SH       SOLE                    63542        0        0
SPDR SERIES TRUST              BRCLYS SHRT ETF  78464A425     5415   228475 SH       SOLE                   228475        0        0
SPDR TR                        UNIT SER 1       78462F103     1510    16417 SH       SOLE                    16417        0        0
UNITED PARCEL SERVICE INC      CL B             911312106      532    10641 SH       SOLE                    10641        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611     4502   104442 SH       SOLE                   104442        0        0
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     3479   109320 SH       SOLE                   109320        0        0
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844    15281   385488 SH       SOLE                   385488        0        0